                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 02258
                                                     ----------

                             Boston Income Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------

                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

BOSTON INCOME PORTFOLIO as of October 31, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE LOANS -- 0.3%(1)(2)

                                                         PRINCIPAL
SECURITY                                                 AMOUNT           VALUE
-----------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.2%

New World Pasta, Term Loan B,
Maturing 1/28/06                                         $     4,675,457  $     4,310,771
-----------------------------------------------------------------------------------------
                                                                          $     4,310,771
-----------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                      $     2,400,000  $     1,500,000
-----------------------------------------------------------------------------------------
                                                                          $     1,500,000
-----------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $6,452,585)                                           $     5,810,771
-----------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 88.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.4%

Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)             $         2,050  $     2,244,750
Armor Holdings, Inc., Sr. Sub. Notes,
8.25%, 8/15/13                                                     2,410        2,663,050
Standard Aero Holdings, Inc., Sr. Sub. Notes,
8.25%, 9/1/14(4)                                                   1,200        1,275,000
-----------------------------------------------------------------------------------------
                                                                          $     6,182,800
-----------------------------------------------------------------------------------------

AIRLINES -- 1.3%

American Airlines, 7.80%, 10/1/06                        $         8,060  $     6,746,014
American Airlines, 7.858%, 10/1/11                                 1,535        1,554,817
American Airlines, 8.608%, 4/1/11                                    695          590,423
AMR Corp., 9.00%, 8/1/12                                           9,845        6,054,675
Continental Airlines, 7.033%, 6/15/11                              4,758        3,679,819
Continental Airlines, 7.08%, 11/1/04                                  75           75,437
Continental Airlines, 8.00%, 12/15/05                                715          661,375
Delta Air Lines, 7.779%, 11/18/05                                  3,485        2,616,321
Delta Air Lines, 8.30%, 12/15/29                                   1,125          410,625
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                         847          399,029
-----------------------------------------------------------------------------------------
                                                                          $    22,788,535
-----------------------------------------------------------------------------------------

APPAREL -- 2.1%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                           $         1,945  $     1,915,825
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                  7,955        8,213,537
Levi Strauss & Co., 7.00%, 11/1/06                                 6,260        6,158,275
Levi Strauss & Co., Sr. Notes, 11.625%, 1/15/08                    5,340        5,473,500
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13                                                    2,345        2,520,875
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)                  1,740        1,831,350
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                     4,000        4,360,000
William Carter, Series B, 10.875%, 8/15/11                         4,838        5,442,750
-----------------------------------------------------------------------------------------
                                                                          $    35,916,112
-----------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.0%

Dana Corp., 10.125%, 3/15/10                             $         2,310  $     2,616,075
Dura Operating Corp., Series D, 9.00%, 5/1/09                      1,000          962,500
Keystone Automotive Operations, Inc.,
Sr. Sub. Notes, 9.75%, 11/1/13                                     1,355        1,473,562
Metaldyne Corp., 11.00%, 6/15/12(4)                                5,378        4,544,410
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)                     2,852        2,737,920
Rexnord Corp., 10.125%, 12/15/12                                   1,485        1,685,475
Tenneco Automotive, Inc., Series B,
10.25%, 7/15/13                                                    5,570        6,516,900
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                  9,415       10,050,512
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                    2,125        2,539,375
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                    1,895        2,065,550
-----------------------------------------------------------------------------------------
                                                                          $    35,192,279
-----------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.9%

Rainbow National Services, LLC, Sr. Notes,
8.75%, 9/1/12(4)                                         $         2,855  $     3,069,125
Rainbow National Services, LLC, Sr. Sub. Debs.,
10.375%, 9/1/14(4)                                                11,690       12,800,550
-----------------------------------------------------------------------------------------
                                                                          $    15,869,675
-----------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 6.1%

Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                       $         9,155  $     7,873,300
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                  8,160        6,936,000

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Avalon Cable Holdings LLC, Sr. Disc. Notes,
11.875%, 12/1/08                                         $         4,289  $     4,513,729
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(4)                                                    540          583,200
Century Communications, Sr. Notes,
8.75%, 10/1/07(3)                                                  1,375        1,430,000
Century Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                 6,472        6,860,320
Century Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                   6,255        6,692,850
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                    415          245,887
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                    1,040          837,200
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                                      15           16,237
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                    6,085        6,982,537
Dex Media East LLC, 9.875%, 11/15/09                               1,175        1,357,125
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13                                                    8,482       10,072,375
Fisher Communications, Inc., Sr. Notes,
8.625%, 9/15/14(4)                                                 1,625        1,722,500
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006), 2/15/11                                  18,815       18,485,737
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)                        10,160       11,430,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13                 3,320        2,427,750
Muzak Holdings LLC, 9.875%, 3/15/09                                2,185        1,518,575
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                    4,135        3,721,500
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                       605          662,475
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                   6,950        5,386,250
Nextmedia Operating, Inc., 10.75%, 7/1/11                          1,475        1,661,219
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                   2,275        1,990,625
Sinclair Broadcast Group, Inc., Convertible Bond,
4.875%, 7/15/18(5)                                                 1,585        1,422,537
-----------------------------------------------------------------------------------------
                                                                          $   104,829,928
-----------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 1.1%

Dayton Superior Corp., Sr. Notes,
10.75%, 9/15/08                                          $         5,570  $     5,959,900
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                    5,395        6,015,425
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                        $         2,780  $     2,786,950
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                  3,935        3,944,837
-----------------------------------------------------------------------------------------
                                                                          $    18,707,112
-----------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%

Coleman Cable, Inc., Sr. Notes,
9.875%, 10/1/12(4)                                       $         1,740  $     1,800,900
Koppers, Inc., 9.875%, 10/15/13                                       75           85,125
Owens Corning, 7.50%, 8/1/18(3)                                    3,380        1,673,100
Owens Corning, 7.70%, 5/1/08(3)                                    3,155        1,569,612
THL Buildco (Nortek, Inc.), Sr. Sub. Notes,
8.50%, 9/1/14(4)                                                   3,465        3,690,225
-----------------------------------------------------------------------------------------
                                                                          $     8,818,962
-----------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.6%

Advanstar Communciations, Sr. Sub. Notes,
Series B, 12.00%, 2/15/11                                $         2,000  $     2,160,000
Advanstar Communications, Inc.,
10.75%, 8/15/10                                                    8,085        9,055,200
Affinity Group, Inc., Sr. Sub. Notes,
9.00%, 2/15/12                                                     4,955        5,326,625
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc.
Notes, 11.50%, (0.00% until 2008), 11/1/11(4)                      6,775        4,352,937
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                           1,065        1,107,600
Language Line, Inc., Sr. Sub. Notes,
11.125%, 6/15/12(4)                                                2,260        2,429,500
Mobile Mini, Inc., 9.50%, 7/1/13                                   1,310        1,499,950
Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                          5,920        6,482,400
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                      1,060        1,136,850
United Rentals North America, Inc.,
6.50%, 2/15/12                                                     3,490        3,472,550
United Rentals North America, Inc.,
Sr. Sub. Notes, 7.00%, 2/15/14                                     3,510        3,255,525
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)                       3,160        3,302,200
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08                                                    1,890        2,069,550
-----------------------------------------------------------------------------------------
                                                                          $    45,650,887
-----------------------------------------------------------------------------------------

CHEMICALS -- 7.1%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09                 $         1,560  $     1,723,800

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Avecia Group PLC, 11.00%, 7/1/09                         $         9,026  $     8,529,570
BCP Caylux Holdings, Sr. Sub. Notes,
9.625%, 6/15/14(4)                                                 7,575        8,521,875
Borden U.S. Finance/Nova Scotia Finance,
Sr. Notes, 9.00%, 7/15/14(4)                                       2,760        3,032,550
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc.
Notes, 10.50%, (0.00% until 2009), 10/1/14(4)                      9,350        5,937,250
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                     12,550       14,558,000
Hercules, Inc., 11.125%, 11/15/07                                  3,390        4,118,850
Huntsman Advanced Materials, Sr. Notes,
11.00%, 7/15/10(4)                                                   850          986,000
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                     2,010        2,241,150
Huntsman LLC, 11.625%, 10/15/10                                    5,110        6,048,962
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                       7,065        8,954,887
Innophos, Inc., Sr. Sub. Notes,
8.875%, 8/15/14(4)                                                 1,730        1,872,725
Lyondell Chemical Co., 9.50%, 12/15/08                               510          558,450
Lyondell Chemical Co., 9.50%, 12/15/08                             2,780        3,044,100
Lyondell Chemical Co., Series A, 9.625%, 5/1/07                      585          644,962
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13                   8,761       10,381,785
Millennium America, Inc., 9.25%, 6/15/08                           2,000        2,240,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)                     4,620        5,087,775
OM Group, Inc., 9.25%, 12/15/11                                   13,060       13,729,325
Polyone Corp., Sr. Notes, 8.875%, 5/1/12                           3,590        3,850,275
Rhodia SA, Sr. Notes, 10.25%, 6/1/10                              13,065       14,240,850
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                   2,170        2,419,550
-----------------------------------------------------------------------------------------
                                                                          $   122,722,691
-----------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 1.0%

UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)             $        15,280  $    17,190,000
-----------------------------------------------------------------------------------------
                                                                          $    17,190,000
-----------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.9%

Alderwoods Group, Inc., Sr. Notes,
7.75%, 9/15/12(4)                                        $         1,705  $     1,849,925
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(4)                                                     645          651,450
Fedders North America, Inc., 9.875%, 3/1/14                        3,895        3,154,950
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13                                                    1,730        1,215,325
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                      1,070        1,179,675
Riddell Bell Holdings, Sr. Sub. Notes,
8.375%, 10/1/12(4)                                       $           695  $       721,062
Samsonite Corp., Sr. Sub. Notes,
8.875%, 6/1/11(4)                                                  5,855        6,264,850
-----------------------------------------------------------------------------------------
                                                                          $    15,037,237
-----------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.6%

Crown Euro Holdings SA, 9.50%, 3/1/11                    $         1,545  $     1,769,025
Crown Euro Holdings SA, 10.875%, 3/1/13                           13,895       16,569,787
Graham Packaging Co., Sr. Notes,
8.50%, 10/15/12(4)                                                 1,395        1,471,725
Graham Packaging Co., Sr. Sub. Notes,
9.875%, 10/15/14(4)                                                2,790        2,971,350
Intertape Polymer US, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                   5,095        5,088,631
Jefferson Smurfit, 8.25%, 10/1/12                                  3,120        3,478,800
Plastipak Holdings, Inc., 10.75%, 9/1/11                           1,975        2,221,875
Pliant Corp., 11.125%, (0% until 2006), 6/15/09                    3,980        3,562,100
Pliant Corp., 11.125%, 9/1/09                                      3,620        3,909,600
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                          310          234,050
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)                    2,410        2,310,587
US Can Corp., Sr. Notes, 10.875%, 7/15/10                          1,435        1,463,700
-----------------------------------------------------------------------------------------
                                                                          $    45,051,230
-----------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                          $         3,675  $     3,877,125
Hexcel Corp., 9.875%, 10/1/08                                      1,130        1,271,250
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                         930          983,475
-----------------------------------------------------------------------------------------
                                                                          $     6,131,850
-----------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.1%

Wesco Distribution, Inc., 9.125%, 6/1/08                 $         1,000  $     1,040,000
-----------------------------------------------------------------------------------------
                                                                          $     1,040,000
-----------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.6%

Port Arthur Finance Corp., 12.50%, 1/15/09               $         9,410  $    11,056,844
-----------------------------------------------------------------------------------------
                                                                          $    11,056,844
-----------------------------------------------------------------------------------------

ENGINEERING -- 0.1%

Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10             $         1,925  $     2,064,562
-----------------------------------------------------------------------------------------
                                                                          $     2,064,562
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
ENTERTAINMENT -- 3.1%

LCE Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/14(4)                                         $         7,020  $     7,388,550
Marquee Holdings, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2009), 8/15/14(4)                             9,335        5,787,700
Marquee, Inc., Sr. Notes, 8.625%, 8/15/12(4)                       5,175        5,679,562
Royal Caribbean Cruises, Sr. Debs.,
7.25%, 3/15/18                                                     1,660        1,813,550
Royal Caribbean Cruises, Sr. Notes,
8.75%, 2/2/11                                                      7,820        9,344,900
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                         4,382        4,217,675
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14                         1,865        1,790,400
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11                                                    1,055          965,325
Universal City Development Partners, Sr. Notes,
11.75%, 4/1/10                                                    14,295       16,725,150
-----------------------------------------------------------------------------------------
                                                                          $    53,712,812
-----------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd./WH Capital Corp., Sr. Notes,
9.50%, 4/1/11                                            $         2,815  $     3,096,500
-----------------------------------------------------------------------------------------
                                                                          $     3,096,500
-----------------------------------------------------------------------------------------

FOODS -- 1.6%

American Seafood Group LLC,
10.125%, 4/15/10                                         $         6,115  $     6,543,050
Merisant Co., Sr. Notes, 9.50%, 7/15/13(4)                         2,190        2,047,650
Michael Foods, Sr. Sub. Notes,
8.00%, 11/15/13                                                    1,530        1,621,800
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                    345          327,750
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                  6,835        6,493,250
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11                                                     1,000        1,087,500
UAP Holding Corp., Sr. Disc. Notes,
10.75%, (0% until 2008), 7/15/12(4)                                8,265        6,364,050
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(4)                                                 2,265        2,457,525
-----------------------------------------------------------------------------------------
                                                                          $    26,942,575
-----------------------------------------------------------------------------------------

GAMING -- 1.9%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)            $         6,630  $     8,386,950
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)                        5,765        5,447,925
Penn National Gaming, Inc., Sr. Sub. Notes,
11.125%, 3/1/08                                                    3,605        3,915,931
Seneca Gaming Corp., Sr. Notes,
7.25%, 5/1/12(4)                                         $         3,760  $     3,985,600
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                   9,885       10,576,950
-----------------------------------------------------------------------------------------
                                                                          $    32,313,356
-----------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.3%

Ardent Health Services, Inc., Sr. Sub. Notes,
10.00%, 8/15/13                                          $         5,075  $     5,214,562
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10                                                     1,595        1,778,425
Healthsouth Corp., 7.625%, 6/1/12                                  3,495        3,407,625
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                      8,165        8,185,412
Magellan Health Services, Inc., Sr. Notes,
Series A, 9.375%, 11/15/08                                         2,423        2,635,303
National Mentor, Inc., Sr. Sub. Notes,
9.625%, 12/1/12                                                    2,085        2,147,550
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(4)                                                  2,675        3,103,000
Pacificare Health System, 10.75%, 6/1/09                           3,354        3,882,255
Quintiles Transnational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                   10,060       11,015,700
Rotech Healthcare, Inc., 9.50%, 4/1/12                             1,750        1,916,250
Tenet Healthcare Corp., Sr. Notes,
9.875%, 7/1/14(4)                                                 10,480       11,030,200
US Oncology, Inc., Sr. Notes, 9.00%, 8/15/12(4)                    3,455        3,748,675
US Oncology, Inc., Sr. Sub. Notes,
10.75%, 8/15/14(4)                                                 6,925        7,582,875
Vanguard Health Holdings II, Sr. Sub. Notes,
9.00%, 10/1/14(4)                                                  7,820        8,211,000
-----------------------------------------------------------------------------------------
                                                                          $    73,858,832
-----------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14           $           965  $     1,049,437
-----------------------------------------------------------------------------------------
                                                                          $     1,049,437
-----------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.4%

New ASAT (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(4)                                         $         3,715  $     3,269,200
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08                                                   3,805        3,253,275
-----------------------------------------------------------------------------------------
                                                                          $     6,522,475
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
INVESTMENT SERVICES -- 1.1%

E*Trade Financial Corp., Sr. Notes,
8.00%, 6/15/11(4)                                        $         3,740  $     3,964,400
Harvest Operations Corp., Sr. Notes,
7.875%, 10/15/11(4)                                                5,545        5,773,731
Refco Finance Holdings, LLC, Sr. Sub. Notes,
9.00%, 8/1/12(4)                                                   6,835        7,415,975
RMCC Acquisition Co., Sr. Sub. Notes,
9.50%, 11/1/12(4)                                                  2,485        2,534,700
-----------------------------------------------------------------------------------------
                                                                          $    19,688,806
-----------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging L.P., Sr. Notes, Variable Rate,
5.84%, 6/1/11(4)                                         $         2,170  $     2,251,375
Host Marriott L.P., Series I, 9.50%, 1/15/07                         940        1,048,100
-----------------------------------------------------------------------------------------
                                                                          $     3,299,475
-----------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.9%

Ameristar Casinos, Inc., 10.75%, 2/15/09                 $         2,110  $     2,415,950
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                                     2,400        2,724,000
Hollywood Casino Shreveport, First
Mortgage Bonds, 13.00%, 8/1/06(3)                                    870          740,587
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10                                                   8,100        9,436,500
Majestic Star Casino LLC, 9.50%, 10/15/10                          5,930        6,152,375
MGM Grand, Inc., 6.875%, 2/6/08                                    1,750        1,914,062
MTR Gaming Group, Series B, 9.75%, 4/1/10                          2,570        2,788,450
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                      140          161,525
Premier Entertainment Biloxi, LLC/Premier
Finance Biloxi Corp., 10.75%, 2/1/12(4)                              705          754,350
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                    6,360        7,043,700
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06(3)                                                  8,960        7,907,200
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                                   10,205       11,774,019
Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(4)                                                12,258       13,100,737
-----------------------------------------------------------------------------------------
                                                                          $    66,913,455
-----------------------------------------------------------------------------------------

MACHINERY -- 2.4%

Case New Holland, Inc., Sr. Notes,
9.25%, 8/1/11(4)                                         $         4,450  $     5,095,250
Dresser-Rand Group, Inc., Sr. Sub. Notes,
7.375%, 11/1/14(4)                                       $         7,435  $     7,825,337
Flowserve Corp., 12.25%, 8/15/10                                   2,422        2,730,805
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                          1,180        1,370,275
Milacron Escrow Corp., 11.50%, 5/15/11(4)                          6,990        7,304,550
Terex Corp., 10.375%, 4/1/11                                       6,920        7,819,600
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14                                                      8,790        8,394,450
-----------------------------------------------------------------------------------------
                                                                          $    40,540,267
-----------------------------------------------------------------------------------------

MANUFACTURING -- 2.1%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)           $         2,525  $     2,626,000
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(4)                                                9,085       10,038,925
Dresser, Inc., 9.375%, 4/15/11                                     4,170        4,649,550
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)                      2,085        2,251,800
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                                   1,275        1,217,625
Mueller Group, Inc., Sr. Sub. Notes,
10.00%, 5/1/12(4)                                                  3,515        3,813,775
Mueller Holdings, Inc., Disc. Notes,
14.75%, (0.00% until 2009), 4/15/14(4)                             3,070        1,980,150
Oxford Industries, Inc., Sr. Notes,
8.875%, 6/1/11(4)                                                  6,105        6,623,925
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(4)                                                 3,467        3,553,675
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(3)                                                   3,683          165,735
-----------------------------------------------------------------------------------------
                                                                          $    36,921,160
-----------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.3%

Inverness Medical Innovations, Inc., Sr. Sub. Notes,
8.75%, 2/15/12(4)                                        $         4,820  $     4,988,700
Medical Device Manufacturing, Inc., Sr. Sub. Notes,
10.00%, 7/15/12(4)                                                 3,710        3,988,250
Medquest, Inc., 11.875%, 8/15/12                                   6,770        7,887,050
VWR International, Inc., Sr. Sub. Notes,
8.00%, 4/15/14(4)                                                  4,915        5,295,912
-----------------------------------------------------------------------------------------
                                                                          $    22,159,912
-----------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 0.1%

General Cable Corp., Sr. Notes,
9.50%, 11/15/10                                          $         2,075  $     2,355,125
-----------------------------------------------------------------------------------------
                                                                          $     2,355,125
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
METALS-STEEL -- 0.4%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)            $         5,890  $     7,185,800
-----------------------------------------------------------------------------------------
                                                                          $     7,185,800
-----------------------------------------------------------------------------------------

MINING-COAL -- 0.1%

Alpha Natural Resources, Sr. Notes,
10.00%, 6/1/12(4)                                        $         2,155  $     2,402,825
-----------------------------------------------------------------------------------------
                                                                          $     2,402,825
-----------------------------------------------------------------------------------------

OIL AND GAS-EQUIPMENT AND SERVICES -- 5.2%

ANR Pipeline Co., 8.875%, 3/15/10                        $         1,575  $     1,775,812
Coastal Corp., Sr. Debs., 9.625%, 5/15/12                          3,800        4,151,500
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(4)                                               12,560       14,695,200
Giant Industries, Sr. Sub. Notes,
8.00%, 5/15/14                                                     3,750        3,928,125
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                   2,030        2,243,150
Hanover Compressor Co., Sr. Sub. Notes,
0.00%, 3/31/07                                                    10,350        8,849,250
MarkWest Energy Partners, L.P./MarkWest Energy
Finance Corp., Sr. Notes, 6.875%, 11/1/14(4)                       1,735        1,778,375
NGC Corp., Inc., Sr. Debs., 7.125%, 5/15/18                        1,420        1,263,800
NGC Corp., Inc., Sr. Debs., 7.625%, 10/15/26                       3,760        3,299,400
Northwest Pipeline Corp., 8.125%, 3/1/10                           2,490        2,804,363
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                    3,485        3,894,488
Premcor Refining Group, Sr. Notes,
9.50%, 2/1/13                                                      4,775        5,658,375
Premcor Refining Group, Sr. Sub. Notes,
7.75%, 2/1/12                                                      1,710        1,902,375
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                       3,459        3,545,475
SESI, LLC, 8.875%, 5/15/11                                         8,912        9,803,200
Southern Natural Gas, 8.00%, 3/1/32                                3,345        3,545,700
Southern Natural Gas, 8.875%, 3/15/10                              1,180        1,334,875
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10                                                     9,240       10,325,700
United Refining Co., Sr. Notes,
10.50%, 8/15/12(4)                                                 3,855        3,922,463
-----------------------------------------------------------------------------------------
                                                                          $    88,721,626
-----------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.9%

Belden & Blake Corp., Sr. Notes,
8.75%, 7/15/12(4)                                        $         1,055  $     1,144,675
Denbury Resources, Inc., 7.50%, 4/1/13                               480          523,200
El Paso Production Holding Co., 7.75%, 6/1/13            $         3,705  $     3,880,988
Petrobras International Finance, Co.,
7.75%, 9/15/14                                                     4,430        4,457,688
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                     2,255        2,469,225
Plains E&P Co., 8.75%, 7/1/12                                      2,580        2,928,300
-----------------------------------------------------------------------------------------
                                                                          $    15,404,076
-----------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.8%

Ainsworth Lumber, Sr. Notes, 7.25%, 10/1/12(4)           $         3,470  $     3,530,725
Boise Cascade, LLC, Sr. Notes, Variable Rate,
5.005%, 10/15/12(4)                                                2,430        2,496,825
Boise Cascade, LLC, Sr. Sub. Notes,
7.125%, 10/15/14(4)                                                3,125        3,277,525
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                     8,325        9,074,250
Georgia-Pacific Corp., 9.375%, 2/1/13                              4,495        5,315,338
Georgia-Pacific Corp., 9.50%, 12/1/11                              5,520        6,900,000
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                    2,535        2,794,838
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                    5,465        6,257,425
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(4)                                                  7,510        7,847,950
-----------------------------------------------------------------------------------------
                                                                          $    47,494,876
-----------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.5%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09           $         1,477  $     1,573,165
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                     6,443        6,861,314
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                               65           70,688
-----------------------------------------------------------------------------------------
                                                                          $     8,505,167
-----------------------------------------------------------------------------------------

PRINTING OR PUBLISHING-DIVERSIFICATION -- 0.8%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(4)                                     $        11,844  $    14,508,889
-----------------------------------------------------------------------------------------
                                                                          $    14,508,889
-----------------------------------------------------------------------------------------

PUBLISHING -- 2.0%

Advertising Direct Solutions, Sr. Notes,
9.25%, 11/15/12(4)                                       $         1,390  $     1,457,763
American Media, Inc., Series B, 10.25%, 5/1/09                     5,556        5,875,470
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                   5,050        5,731,750
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11                    2,125        2,236,563

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
PUBLISHING (CONTINUED)

Houghton Mifflin Co., Sr. Sub. Notes,
9.875%, 2/1/13                                           $         5,665  $     6,174,850
Liberty Group Operating, 9.375%, 2/1/08                            5,275        5,340,938
Primedia, Inc., 8.875%, 5/15/11                                    6,885        7,212,038
-----------------------------------------------------------------------------------------
                                                                          $    34,029,372
-----------------------------------------------------------------------------------------

RECYCLING -- 0.1%

IMCO Recycling, Sr. Notes, 9.00%, 11/15/14(4)            $         1,740  $     1,740,000
-----------------------------------------------------------------------------------------
                                                                          $     1,740,000
-----------------------------------------------------------------------------------------

REITS -- 0.6%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                           $         1,398  $     1,600,710
CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                    6,000        7,050,000
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(4)                                                   1,765        1,817,950
-----------------------------------------------------------------------------------------
                                                                          $    10,468,660
-----------------------------------------------------------------------------------------

RETAIL -- 0.8%

Home Interiors & Gifts, 10.125%, 6/1/08                  $         3,325  $     2,876,125
Jafra Cosmetics International, 10.75%, 5/15/11                     2,125        2,433,125
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                    9,002        8,596,910
-----------------------------------------------------------------------------------------
                                                                          $    13,906,160
-----------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.2%

Mothers Work, Inc., 11.25%, 8/1/10                       $         3,750  $     3,618,750
-----------------------------------------------------------------------------------------
                                                                          $     3,618,750
-----------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 1.1%

General Nutrition Centers, Sr. Sub. Notes,
8.50%, 12/1/10(4)                                        $         1,730  $     1,751,625
Jean Coutu Group, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                  12,215       12,520,375
Pierre Foods, Inc., Sr. Sub. Notes,
9.875%, 7/15/12(4)                                                 5,085        5,186,700
-----------------------------------------------------------------------------------------
                                                                          $    19,458,700
-----------------------------------------------------------------------------------------

RETAIL-TRUCK STOP -- 0.2%

Petro Stopping Centers LP/Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12                                $         2,690  $     2,891,750
-----------------------------------------------------------------------------------------
                                                                          $     2,891,750
-----------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.0%

Advanced Micro Devices, Inc., Sr. Notes,
7.75%, 11/1/12(4)                                        $        12,855  $    12,951,413
AMI Semiconductor, Inc., Sr. Sub. Notes,
10.75%, 2/1/13                                                     2,786        3,280,515
Amkor Technologies, Inc., 5.75%, 6/1/06                            1,880        1,795,400
Amkor Technologies, Inc., Sr. Notes,
7.125%, 3/15/11                                                    4,770        4,137,975
Amkor Technologies, Inc., Sr. Notes,
7.75%, 5/15/13                                                    14,300       12,405,250
-----------------------------------------------------------------------------------------
                                                                          $    34,570,553
-----------------------------------------------------------------------------------------

SERVICES -- 0.1%

Allied Security Escrow, Sr. Sub. Notes,
11.375%, 7/15/11(4)                                      $         1,055  $     1,113,025
-----------------------------------------------------------------------------------------
                                                                          $     1,113,025
-----------------------------------------------------------------------------------------

SERVICES-MOVERS -- 0.4%

Amerco, Inc., 9.00%, 3/15/09                             $         6,420  $     6,805,200
-----------------------------------------------------------------------------------------
                                                                          $     6,805,200
-----------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.8%

Inmarsat Finance PLC, 7.625%, 6/30/12                    $         8,645  $     8,774,675
Nortel Networks Ltd., 4.25%, 9/1/08                               19,915       19,242,869
Nortel Networks Ltd., 6.125%, 2/15/06                              3,315        3,406,163
-----------------------------------------------------------------------------------------
                                                                          $    31,423,707
-----------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.4%

PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14(4)             $         6,930  $     7,380,450
-----------------------------------------------------------------------------------------
                                                                          $     7,380,450
-----------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12                                            $         2,980  $     2,905,500
-----------------------------------------------------------------------------------------
                                                                          $     2,905,500
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

Horizon Lines, LLC, 9.00%, 11/1/12(4)                    $         3,685  $     4,002,831
OMI Corp., Sr. Notes, 7.625%, 12/1/13                              5,075        5,385,844
Petroleum Helicopters, Series B, 9.375%, 5/1/09                      205          222,681
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(4)                                                 1,770        1,657,163
-----------------------------------------------------------------------------------------
                                                                          $    11,268,519
-----------------------------------------------------------------------------------------

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
UTILITIES -- 2.5%

El Paso Corp., Sr. Notes, 7.00%, 5/15/11                 $         1,065  $     1,075,650
Illinois Power, 7.50%, 6/15/09                                     3,190        3,661,281
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                    2,600        2,931,500
Northwestern Corp., Sr. Notes,
5.875%, 11/1/14(4)                                                   695          720,194
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)                   13,115       14,508,469
Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                    14,185       17,944,025
Reliant Energy, Inc., 9.25%, 7/15/10                               1,480        1,650,200
-----------------------------------------------------------------------------------------
                                                                          $    42,491,319
-----------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 3.5%

AES Corp., 10.00%, 7/15/05(4)                            $         1,190  $     1,208,259
AES Corp., Sr. Notes, 8.75%, 6/15/08                               5,816        6,441,220
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)                            6,180        7,168,800
AES Corp., Sr. Notes, 8.875%, 2/15/11                                322          372,313
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)                            1,890        2,211,300
AES Corp., Sr. Notes, 9.375%, 9/15/10                              4,521        5,312,175
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                          3,470        3,582,775
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                     2,995        3,371,651
Calpine Corp., 8.75%, 7/15/13(4)                                   6,655        4,858,150
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                         10,560        9,873,600
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                           8,761        8,607,683
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)                        2,890        2,138,600
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                             710          511,200
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                          1,235        1,176,338
Mission Energy Holding Co., 13.50%, 7/15/08                        3,275        4,167,438
-----------------------------------------------------------------------------------------
                                                                          $    61,001,502
-----------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.7%

Allied Waste Industries, Series B, 9.25%, 9/1/12         $         3,675  $     3,987,375
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(4)                                                  8,035        7,593,075
-----------------------------------------------------------------------------------------
                                                                          $    11,580,450
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 5.9%

AirGate PCS, Inc., Sr. Notes, Variable Rate,
5.85%, 10/15/11(4)                                       $         1,785  $     1,838,550
American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                                     5,111        5,430,438
Centennial Cellular Operating Co., LLC,
Sr. Sub. Notes, 10.75%, 12/15/08                                   2,790        2,915,550
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes,
10.125%, 6/15/13                                         $        14,900  $    16,241,000
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, 8/1/11                                                     4,405        4,630,756
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                       880          979,000
Dobson Cellular Systems, Inc., Variable Rate,
6.95%, 11/1/11(4)                                                  1,740        1,796,550
IWO Holdings, Inc., 14.00%, 1/15/11(3)                             5,600        2,492,000
LCI International, Inc., Sr. Notes,
7.25%, 6/15/07                                                     9,955        9,183,488
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                     2,710        3,021,650
Nextel Partners, Inc., Sr. Notes,
12.50%, 11/15/09                                                   4,102        4,712,173
Ono Finance PLC, Sr. Notes,
14.00%, 7/15/10                                          EUR       4,000        5,647,902
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                                    3,133        3,618,615
Ono Finance PLC, Sr. Notes,
14.00%, 2/15/11                                          EUR       2,470        3,448,305
PTC International Finance II SA,
11.25%, 12/1/09                                          EUR       1,125        1,521,997
SBA Telecommunications, Sr. Disc. Notes,
9.75%, (0.00% until 2007), 12/15/11                                3,960        3,356,100
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(4)                                                  2,600        2,600,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                                     1,200        1,350,000
UbiquiTel Operating Co., Sr. Notes,
9.875%, 3/1/11                                                     4,355        4,736,063
US Unwired, Inc., Series B, 10.00%, 6/15/12                        7,955        8,651,063
Western Wireless Corp., Sr. Notes,
9.25%, 7/15/13                                                    12,535       13,412,450
-----------------------------------------------------------------------------------------
                                                                          $   101,583,650
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.0%

Alamosa Delaware, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2005), 7/31/09                      $         2,130  $     2,279,100
Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12                                                     2,730        2,907,450
Alamosa Delaware, Inc., Sr. Notes,
11.00%, 7/31/10                                                    3,645        4,282,875
New Skies Satellites NV, Sr. Notes,
Variable Rate, 7.4375%, 11/1/11(4)                                 3,330        3,388,275

                        See notes to financial statements

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS (CONTINUED)

New Skies Satellites NV, Sr. Sub. Notes,
9.125%, 11/1/12(4)                                       $         4,440  $     4,562,100
-----------------------------------------------------------------------------------------
                                                                          $    17,419,800
-----------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 1.1%

Qwest Capital Funding, Inc., 7.00%, 8/3/09               $         1,275  $     1,220,813
Qwest Capital Funding, Inc., 7.75%, 8/15/06                        5,720        5,905,900
Qwest Capital Funding, Inc., 7.90%, 8/15/10                        1,800        1,750,500
Qwest Services Corp., 13.50%, 12/15/10(4)                          7,782        9,280,035
U.S. West Communications, Debs.,
7.20%, 11/10/26                                                      670          599,650
-----------------------------------------------------------------------------------------
                                                                          $    18,756,898
-----------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,433,521,909)                                       $ 1,522,262,115
-----------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.2%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Kerzner International Ltd., 2.375%, 4/15/24(4)           $         3,595  $     3,833,169
-----------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $3,595,000)                                          $     3,833,169
-----------------------------------------------------------------------------------------

COMMON STOCKS -- 1.5%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.5%

Sinclair Broadcast Group, Inc., Class A                          150,000  $     1,050,000
Telewest Global, Inc.(5)                                         557,586        6,858,308
-----------------------------------------------------------------------------------------
                                                                          $     7,908,308
-----------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.1%

R.H. Donelley Corp.(5)                                            40,000  $     2,170,000
-----------------------------------------------------------------------------------------
                                                                          $     2,170,000
-----------------------------------------------------------------------------------------

CHEMICALS -- 0.0%

Texas Petrochemicals, Inc.(5)(6)                                  24,115  $       249,590
-----------------------------------------------------------------------------------------
                                                                          $       249,590
-----------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.1%

Kerzner International Ltd.                                        50,000  $     2,536,000
Peninsula Gaming LLC, Convertible Preferred
Membership Interests(5)(7)                                         6,338           38,027
-----------------------------------------------------------------------------------------
                                                                          $     2,574,027
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.8%

Crown Castle International Corp.(5)                               33,156  $       507,618
NTL, Inc.(5)                                                     186,847       12,427,194
-----------------------------------------------------------------------------------------
                                                                          $    12,934,812
-----------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,065,296)                                          $    25,836,737
-----------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                           13,925  $     1,625,744
Williams Holdings of Delaware(4)                                  51,125        3,719,344
-----------------------------------------------------------------------------------------
                                                                          $     5,345,088
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.6%

Crown Castle International Corp., (PIK)                          191,935  $     9,164,896
-----------------------------------------------------------------------------------------
                                                                          $     9,164,896
-----------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $12,415,944)                                          $    14,509,984
-----------------------------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
EXERCISE EQUIPMENT -- 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(6)                              3,400  $             0
-----------------------------------------------------------------------------------------
                                                                          $             0
-----------------------------------------------------------------------------------------

MANUFACTURING -- 0.0%

Mueller Holdings, Inc., Exp. 4/15/14(4)(5)                         3,070  $       185,735
-----------------------------------------------------------------------------------------
                                                                          $       185,735
-----------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                      SHARES      VALUE
-----------------------------------------------------------------------------------------
PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Class A, Exp. 1/1/10(5)(6)                          3,182  $             0
-----------------------------------------------------------------------------------------
                                                                          $             0
-----------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Exp. 6/15/06(5)(7)                                 845  $             9
-----------------------------------------------------------------------------------------
                                                                          $             9
-----------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Exp. 11/1/06(4)(5)(6)                                3,900  $         9,048
-----------------------------------------------------------------------------------------
                                                                          $         9,048
-----------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Exp.1/15/07(5)(6)                        817  $         3,415
-----------------------------------------------------------------------------------------
                                                                          $         3,415
-----------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

American Tower Corp., Exp. 8/1/08(4)(5)                            4,825  $     1,015,662
Ono Finance PLC, Exp. 3/16/11(4)(5)(6)                             2,520                0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                3,440                0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                1,200                0
-----------------------------------------------------------------------------------------
                                                                          $     1,015,662
-----------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $654,314)                                             $     1,213,869
-----------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 6.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Barton Capital Corp., 1.77%, 11/3/04                     $        33,000  $    32,996,755
CXC, Inc., 1.80%, 11/18/04                                        20,000       19,983,000
Household Finance, 1.76%, 11/2/04                                 40,000       39,998,044
Yorktown Capital, 1.80%, 11/5/04                                  18,995       18,991,201
-----------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $111,969,000)                                      $   111,969,000
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)  VALUE
-----------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                           $        25,498  $    25,498,000
-----------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $25,498,000)                                       $    25,498,000
-----------------------------------------------------------------------------------------

TOTAL INVESTMENTS-- 99.5%
   (IDENTIFIED COST $1,617,172,048)                                       $ 1,710,933,645
-----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.5%                                    $     8,497,788
-----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $ 1,719,431,433
-----------------------------------------------------------------------------------------

EUR - Euro

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $20,000,000 as of October 31, 2004.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of the securities is $508,002,950 or 29.5% of the Portfolio's net assets.

(5)  Non-income producing security.

(6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of October 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $1,617,172,048)                      $  1,710,933,645
Cash                                                                                       66
Receivable for investments sold                                                    17,631,962
Interest and dividends receivable                                                  34,224,727
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 $  1,762,790,400
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                            $     43,272,591
Payable for open forward foreign currency contracts                                     8,112
Payable to affiliate for Trustees' fees                                                 1,831
Accrued expenses                                                                       76,433
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            $     43,358,967
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                    $  1,719,431,433
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $  1,625,666,409
Net unrealized appreciation (computed on the basis of identified cost)             93,765,024
---------------------------------------------------------------------------------------------
TOTAL                                                                        $  1,719,431,433
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                           PERIOD ENDED        YEAR ENDED
                                                                           OCTOBER 31, 2004(1) SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                   $     11,217,219    $      137,427,803
Dividends (net of foreign taxes of $0
   and $4,365, respectively)                                                         17,406             2,056,181
Other income                                                                        199,495             1,163,362
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $     11,434,120    $      140,647,346
-----------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $        880,439    $        9,824,594
Trustees' fees and expenses                                                           1,831                24,084
Legal and accounting services                                                        37,931                60,325
Custodian fee                                                                        29,292               371,585
Miscellaneous                                                                           247                38,874
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $        949,740    $       10,319,462
-----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                              $            381    $            1,382
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $            381    $            1,382
-----------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                               $        949,359    $       10,318,080
-----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $     10,484,761    $      130,329,266
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions
      (identified cost basis)                                              $      4,051,963    $       19,923,832
   Foreign currency and forward foreign
      currency exchange contract transactions                                      (356,566)              100,283
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $      3,695,397    $       20,024,115
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)                                     $     17,799,967    $       38,521,407
   Foreign currency and forward foreign
      currency exchange contracts                                                   105,769               (46,971)
-----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                                          $     17,905,736    $       38,474,436
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $     21,601,133    $       58,498,551
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $     32,085,894    $      188,827,817
-----------------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                   OCTOBER 31, 2004(1)  SEPTEMBER 30, 2004  SEPTEMBER 30, 2003
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                                              $     10,484,761  $      130,329,266    $    101,071,832
   Net realized gain from investments, foreign currency and
     forward foreign currency exchange contract transactions                 3,695,397          20,024,115          19,687,824
   Net change in unrealized appreciation (depreciation) from
     investments, foreign currency and forward foreign
     currency exchange contracts                                            17,905,736          38,474,436         132,228,527
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $     32,085,894  $      188,827,817    $    252,988,183
------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                      $     48,178,058  $      651,850,288    $    736,904,337
   Withdrawals                                                             (30,086,451)       (539,410,862)       (418,618,018)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                  $     18,091,607  $      112,439,426    $    318,286,319
------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                            $     50,177,501  $      301,267,243    $    571,274,502
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                $  1,669,253,932  $    1,367,986,689    $    796,712,187
------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                      $  1,719,431,433  $    1,669,253,932    $  1,367,986,689
------------------------------------------------------------------------------------------------------------------------------

(1)  For the one month ended October 31, 2004.

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                        YEAR ENDED SEPTEMBER 30,
                                                       PERIOD ENDED        --------------------------------------------------
                                                       OCTOBER 31, 2004(1)     2004        2003        2002(2)       2001(3)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                      0.66%(4)         0.66%        0.66%        0.68%        0.69%(4)
   Expenses after custodian fee reduction                        0.66%(4)         0.66%        0.66%        0.68%        0.69%(4)
   Net investment income                                         7.29%(4)         8.29%        9.51%        9.91%       10.38%(4)
Portfolio Turnover                                                  5%              79%         116%          91%          16%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(5)                                                  1.82%           13.28%       26.96%        2.09%          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                 $ 1,719,431      $ 1,669,254  $ 1,367,987   $  796,712    $ 752,620
-----------------------------------------------------------------------------------------------------------------------------

(1) For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3) For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

BOSTON INCOME PORTFOLIO as of October 31, 2004
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, the Portfolio's custodian fee was reduced by $381 and $1,382, respectively, as a result of this arrangement.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the period from October 1, 2004 to October 31, 2004 and the year ended Septmeber 30, 2004, the advisory fee amounted to $880,439 and $9,824,594, respectively. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from October 1, 2004 to October 31, 2004 and the year ended September 30, 2004, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $133,962,854 and $76,732,769, respectively, for the period from October 1, 2004 to October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                        $  1,620,865,167
------------------------------------------------------
Gross unrealized appreciation         $    115,548,974
Gross unrealized depreciation              (25,480,496)
------------------------------------------------------

NET UNREALIZED APPRECIATION           $     90,068,478
------------------------------------------------------

The net unrealized appreciation on foreign currency is $11,539.

5  FINANCIAL INSTRUMENTS

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2004 is as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALES

                                       IN EXCHANGE FOR          NET UNREALIZED
SETTLEMENT DATE(S)     DELIVER         (IN U.S. DOLLARS)        DEPRECIATION
------------------------------------------------------------------------------
11/29/04               Euro
                       8,611,603          $   10,945,347            $   (8,112)
------------------------------------------------------------------------------
                                          $   10,945,347            $   (8,112)
------------------------------------------------------------------------------

At October 31, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from October 1, 2004 to October 31, 2004 or the year ended September 30, 2004.

7  RESTRICTED SECURITIES

At October 31, 2004, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                              DATE OF
DESCRIPTION                   ACQUISITION     SHARES     COST    FAIR VALUE
---------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS

Peninsula Gaming LLC,
  Convertible Preferred
  Membership Interests            7/08/99        6,338    $ 0     $  38,027

New World Coffee,
  Exp. 6/15/06                    1/06/03 -
                                  5/13/03          845      0             9
---------------------------------------------------------------------------
                                                          $ 0     $  38,036
---------------------------------------------------------------------------

8  FISCAL YEAR END CHANGE

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

BOSTON INCOME PORTFOLIO as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF BOSTON INCOME PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at October 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
December 30, 2004

EATON VANCE INCOME FUND OF BOSTON as of October 31, 2004
FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the federal tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal year ended September 30, 2003 and for the fiscal periods ended September 30, 2004, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods (On October 18, 2004 the registrant changed its fiscal year end to October 31).

FISCAL PERIODS
ENDED                                       09/30/03      09/30/04      10/31/04
--------------------------------------------------------------------------------
Audit Fees                                  $ 41,275      $ 47,800      $ 47,800

Audit-Related Fees(1)                       $      0      $      0      $      0

Tax Fees(2)                                 $  5,525      $  5,650      $  5,650

All Other Fees(3)                           $      0      $      0      $      0
                                            ------------------------------------
Total                                       $ 43,800      $ 53,450      $ 53,450
                                            ------------------------------------

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the registrants fiscal year ended September 30, 2004 and the fiscal periods ended September 30, 2004 and October 31, 2004; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the same time periods.

FISCAL YEARS ENDED                          09/30/03      09/30/04      10/31/04
--------------------------------------------------------------------------------
Registrant                                  $  5,525      $  5,650      $  5,650

Eaton Vance (1)                             $      0      $ 84,490      $ 84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOSTON INCOME PORTFOLIO

By:     /s/ Michael W. Weilheimer
       ---------------------------------
       Michael W. Weilheimer
       President


Date:  December 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       ---------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 21, 2004


By:     /s/ Michael W. Weilheimer
       --------------------------------
       Michael W. Weilheimer
       President


Date:  December 21, 2004